Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$105,488,530.57	0.3588045	$73,024,211.34	0.2483817	$32,464,319.23
Class A-2-A Notes	$294,730,000.00	1.0000000	$294,730,000.00	1.0000000	$-
Class A-2-B Notes	$105,270,000.00	1.0000000	$105,270,000.00	1.0000000	$-
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$1,021,888,530.57	0.8442569	$989,424,211.34	0.8174357	$32,464,319.23

Weighted Avg. Coupon (WAC)	3.29%		3.28%
Weighted Avg. Remaining Maturity (WARM)	52.98		52.07
Pool Receivables Balance	$1,111,098,587.01		$1,076,851,203.03
Remaining Number of Receivables	66,142		65,256

Adjusted Pool Balance	$1,064,097,240.84		$1,031,632,921.61

III. COLLECTIONS

Principal:
Principal Collections	$32,780,933.44
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$578,081.81
Total Principal Collections	$33,359,015.25

Interest:
Interest Collections	$2,974,567.05
Late Fees & Other Charges	$58,679.43
Interest on Repurchase Principal	$-
Total Interest Collections	$3,033,246.48

Collection Account Interest	$23,707.22
Reserve Account Interest	$2,296.10
Servicer Advances	$-

Total Collections	$36,418,265.05

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$36,418,265.05
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,418,265.05

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$925,915.49	$-	$925,915.49	925,915.49
	Collection Account Interest					$23,707.22
	Late Fees & Other Charges					$58,679.43
Total due to Servicer						$1,008,302.14

2.	Class A Noteholders Interest:
	Class A-1 Notes		$93,474.56		$93,474.56
	Class A-2-A Notes		$363,500.33		$363,500.33
	Class A-2-B Notes		$110,712.58		$110,712.58
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,261,962.55		$1,261,962.55	1,261,962.55

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$34,025,137.44

7.	Regular Principal Distribution Amount:					32,464,319.23

			Distributable Amount		Paid Amount
	Class A-1 Notes				$32,464,319.23
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$32,464,319.23		$32,464,319.23
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$32,464,319.23		$32,464,319.23

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,560,818.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$47,001,346.17
Beginning Period Amount	$47,001,346.17
Current Period Amortization	$1,783,064.75
Ending Period Required Amount	$45,218,281.42
Ending Period Amount	$45,218,281.42
Next Distribution Date Required Amount	$43,468,724.15

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	5
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.97%	4.09%	4.09%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.03%	64,623	98.91%	$1,065,116,643.33
30 - 60 Days	0.74%	481	0.81%	$8,726,234.02
61 - 90 Days	0.19%	125	0.23%	$2,435,471.25
91-120 Days	0.04%	27	0.05%	$572,854.43
121 + Days	0.00%	0	0.00%	$-
Total		65,256		$1,076,851,203.03

Delinquent Receivables 30+ Days Past Due
Current Period	0.97%	633	1.09%	$11,734,559.70
1st Preceding Collection Period	0.85%	563	0.94%	$10,444,089.59
2nd Preceding Collection Period	0.78%	526	0.84%	$9,599,777.59
3rd Preceding Collection Period	0.58%	392	0.61%	$7,190,333.22
Four-Month Average	0.80%		0.87%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.28%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		50		$852,947.51
Repossession Inventory		93		$825,932.90

Current Charge-Offs
Gross Principal of Charge-Offs				$1,466,450.54
Recoveries				$(578,081.81)
Net Loss				$888,368.73

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.96%

Average Pool Balance for Current Period				$1,093,974,895.02

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.97%
1st Preceding Collection Period				0.89%
2nd Preceding Collection Period				0.75%
3rd Preceding Collection Period				0.28%
Four-Month Average				0.72%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		111	388	$4,455,309.04
Recoveries		78	240	$(1,601,213.85)
Net Loss				$2,854,095.19
Cumulative Net Loss as a % of Initial Pool Balance				0.22%

Net Loss for Receivables that have experienced a Net Loss *		92	318	$2,855,496.34
Average Net Loss for Receivables that have experienced a Net Loss				$8,979.55

Principal Balance of Extensions				$3,351,985.84
Number of Extensions				165

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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